Consolidated balance sheets - CHF (SFr) SFr in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from banks	[1]	SFr 124,966	SFr 67,746	SFr 164,026	SFr 138,207
Interest-bearing deposits with banks		383	387
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		47,213	58,798
Securities received as collateral, at fair value		2,222	2,978
Trading assets, at fair value		21,727	65,955
Total investment securities		1,421	1,717
Other investments		4,017	5,463
Net loans		216,741	268,104
Goodwill		456	2,868
Other intangible assets		322	452
Brokerage receivables		2,216	13,818
Other assets		30,823	41,753
Total assets		452,507	530,039
Liabilities and equity
Due to banks		6,952	11,905
Customer deposits		203,427	234,554
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		955	20,371
Obligation to return securities received as collateral, at fair value		2,222	2,978
Trading liabilities, at fair value		8,832	18,337
Short-term borrowings		47,637	14,489
Long-term debt		128,484	150,661
Brokerage payables		1,144	11,442
Other liabilities		14,738	16,826
Total liabilities		414,391	481,563
Common shares		4,400	4,400
Additional paid-in capital		51,232	50,879
Retained earnings		2,062	7,659
Accumulated other comprehensive income/(loss)		(20,039)	(15,067)
Total shareholders' equity		37,655	47,871
Noncontrolling interests		461	605
Total equity		38,116	48,476	SFr 48,087	SFr 47,059
Total liabilities and equity		SFr 452,507	SFr 530,039

[1]	Includes restricted cash.